EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AM® Large Cap Portfolio

SUPPLEMENT DATED NOVEMBER 24, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effectively immediately, the section of the Summary Prospectus and Prospectus entitled “EQ/Fidelity Institutional AM® Large Cap Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: FIAM LLC (“FIAM” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Date Began Managing the Portfolio
Chris Lee	Head of FMR’s Stock Selector Large Cap and FIAM Global Sector teams; Co-Manager of FIAM	August 2022
Steven Kaye	Co-Manager (health care sector) of FIAM	September 2018
Pierre Sorel*	Co-Manager (financials and real estate sectors) of FIAM	September 2018
Ashley Fernandes, CFA®	Co-Manager (energy and materials sectors) of FIAM	December 2019
Chad Colman	Co-Manager (industrials sector) of FIAM	August 2022
Nicola Stafford	Co-Manager (consumer discretionary sector) of FIAM	June 2024
Laurie Mundt	Co-Manager (consumer staples sector) of FIAM	June 2024
Ingrid Chung	Co-Manager (communication services sector) of FIAM	July 2024
Pranay Kirpalani	Co-Manager (utilities sector) of FIAM	December 2024
Christopher Lin	Co-Manager (information technology sector) of FIAM	December 2024
Matthew Reed	Co-Manager (financials sector) of FIAM	November 2025
Samuel Wald, CFA	Co-Manager (real estate sector) of FIAM	November 2025
*	Effective January 31, 2026, Pierre Sorel will no longer serve as a Co-Manager of the Portfolio

Effective immediately, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — FIAM LLC” is amended by deleting the second paragraph in its entirety and replacing it with the following information:

Chris Lee, Steven Kaye, Pierre Sorel, Ashley Fernandes, CFA®, Chad Colman, Nicola Stafford, Laurie Mundt, Ingrid Chung, Pranay Kirpalani, Christopher Lin, Matthew Reed and Samuel Wald, CFA are primarily responsible for the investment decisions for the EQ/Fidelity Institutional AM® Large Cap Portfolio. Effective January 31, 2026, Pierre Sorel will no longer serve as a Co-Manager of the Portfolio.

Chris Lee is Head of FMR’s Stock Selector Large Cap and FIAM Global Sector teams. Since joining Fidelity Investments in 2004, Mr. Lee has worked as an analyst, portfolio manager, sector leader, and managing director of research.

Steven Kaye is a member of FMR’s Stock Selector Large Cap Group (health care sector). Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research, and portfolio manager.

Pierre Sorel is a member of FMR’s Stock Selector Large Cap Group (financials and real estate sectors). Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Ashley Fernandes, CFA® is a member of FMR’s Stock Selector Large Cap Group (energy and materials sectors). Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst and portfolio manager.

Chad Colman is a member of FMR’s Stock Selector Large Cap Group (industrials sector). Since joining Fidelity Investments in 2009, Mr. Colman has worked as a research analyst, portfolio manager, and global sector leader.

Nicola Stafford is a member of FMR’s Stock Selector Large Cap Group (consumer discretionary sector). Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

Laurie Mundt is a member of FMR’s Stock Selector Large Cap Group (consumer staples sector). Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

Ingrid Chung is a member of FMR’s Stock Selector Large Cap Group (communication services sector). Since joining Fidelity Investments in 2012, Ms. Chung has worked as a research analyst and portfolio manager.

Pranay Kirpalani is a member of FMR’s Stock Selector Large Cap Group (utilities sector). Since joining Fidelity Investments 2019, Mr. Kirpalani has worked as a research analyst and portfolio manager.

Christopher Lin is a member of FMR’s Stock Selector Large Cap Group (information technology sector). Since joining Fidelity Investments in 2002, Mr. Lin has worked as a portfolio manager.

Matthew Reed is a member of FMR’s Stock Selector Large Cap Group (financials sector). Since joining Fidelity Investments in 2008. Mr. Reed has worked as a research analyst and portfolio manager.

Samuel Wald, CFA is a member of FMR’s Stock Selector Large Cap Group (real estate sector). Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — FIAM LLC (“FIAM”)” is amended to include the following information:

FIAM LLC (“FIAM”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of September 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Fidelity Institutional AM® Large Cap Portfolio
Matthew Reed	4	$2,556M	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
Samuel Wald	8	$4,797M	10	$2,147M	3	$560M	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of September 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Fidelity Institutional AM® Large Cap Portfolio
Matthew Reed	X
Samuel Wald	X